SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

Pre-Effective Amendment No.
                            -----

Post-Effective Amendment No.    1   (File No. 333-61346)                   [X]
                             -------

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                    [X]
OF 1940

Amendment No. 2 (File No. 811-10383)


AXP Variable Portfolio - Partners Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on Oct. 30, 2001  pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The combined Prospectus containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

PART B

          The combined Statement of Additional Information containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(b)       By-laws,  filed  electronically as Exhibit (b) to Registrant's Initial
          Registration   Statement,   filed  on  or  about  May  21,  2001,   is
          incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and IDS Life Insurance Company filed electronically as Exhibit (d)(1) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(2) Investment Subadvisory Agreement dated Aug. 2, 2001, between American Express Financial Corporation and EQSF Advisers, Inc. filed electronically as Exhibit (d)(2) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(3) Investment Subadvisory Agreement dated Oct. 1, 2001, between American Express Financial Corporation and Royce & Associates, Inc. filed electronically herewith.

(d)(4) Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(4) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(5) Administrative Services Agreement dated May 9, 2001, between Registrant on behalf AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation filed electronically as Exhibit (d)(5) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(e)       Underwriting contract: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Trust Company filed electronically as Exhibit (g) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(h) License Agreement dated June 17, 1999, between American Express Funds and American Express Company, filed electronically on or about
          Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement
          No. 2-11358, is incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities being registered, filed electronically herewith.

(j) Independent Auditors' Consent filed electronically as Exhibit (j) to Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(k)       Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company filed electronically as Exhibit (l) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and IDS Life Insurance Company filed electronically as Exhibit (m)(1) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved.

(p)(1)    Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) by AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, incorporated by reference.

(p)(3)    Code of Ethics  adopted  under  Rule 17j-1 by AXP  Variable  Portfolio
          - Partners Small Cap Value Fund and Royce & Associates, Inc., filed electronically as Exhibit (p)(3) on May 21, 2001 to Registrant's Initial Registration Statement, is incorporated by reference.

(p)(4)    Code  of   Ethics   adopted   under   Rule   17j-1  by  AXP Variable
          Portfolio - Partners Small Cap Value Fund and EQSF Advisers, Inc., filed electronically as Exhibit (p)(4) on May 21, 2001 to Registrant's Initial Registration Statement, incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendment to this Registration Statement, dated May 9, 2001, filed electronically as Exhibit (q)(1) on May 21, 2001 to Registrant's Initial Registration Statement, incorporated by reference.

(q)(2) Officers' Power of Attorney to sign amendments to this Registraion Statement, dated May 9, 2001, filed electronically as Exhibit (q)(2) on May 21, 2001 to Registrant's Initial Registration Statement, incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Partners Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Advisor (IDS Life
          Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:


------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gumer C. Alvero                 American Express Financial   70100 AXP Financial Center   Vice President - Annuities
Director and Executive Vice     Advisors Inc.                Minneapolis, MN  55747
President - Annuities

                                American Express Financial   200 AXP Financial Center     Vice President - Variable
                                Corporation                  Minneapolis, MN  55747       Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President,
                                Insurance Company            Minneapolis MN  55474        Member of Investment
                                                                                          Committee
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      20 Madison Ave. Extension    Director and President
Director and President          Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Financial   200 AXP Financial Center     Vice President
                                Corporation                  Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Director
                                                             Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   70100 AXP Financial Center   Vice President -
Vice President                  Advisors Inc.                Minneapolis, MN  55474       Government Relations

                                American Express Financial   200 AXP Financial Center     Vice President -
                                Corporation                  Minneapolis, MN  55474       Government Relations
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       200 AXP Financial Center     Vice President -
Vice President - Investments                                 Minneapolis, MN  55474       Investments

                                American Centurion Life      20 Madison Ave Extension     Vice President -
                                Assurance Company            P.O. Box 5555                Investments
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -
                                Insurance Company            Minneapolis, MN  55474       Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Express Financial   200 AXP Financial Center     Vice President - Insurance
                                Corporation                  Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Certificate Company                                   Vice President -
                                                                                          Investments

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Vice President
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President
                                Funds A and B                Minneapolis, MN  55474

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    General Counsel and
Vice President, Assistant       Assurance Company            P.O. Box 5555                Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company   P.O. Box 5144                General Counsel and
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy S. Meehan               American Express Financial   70100 AXP Financial Center   Secretary
Secretary                       Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Secretary
                                Corporation                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Ellyn Minenko              American Centurion Life      20 Madison Ave. Extension    Counsel and Assistant
Vice President, Assistant       Assurance Company            P.O. Box 5555                Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Counsel and Assistant
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director, Chairman of the       Advisors Inc.                Minneapolis, MN  55474       Products Group
Board and Chief Executive
Officer

                                American Express Financial   200 AXP Financial Center     Director, Senior Vice
                                Corporation                  Minneapolis, MN  55474       President - Products Group

                                American Express Trust                                    Vice President
                                Company

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      200 AXP Financial Center     Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN  55474
President

                                American Express Financial   70100 AXP Financial Center   Senior Vice President
                                Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Director and Senior Vice
                                Corporation                  Minneapolis, MN  55474       President - Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
Vice President - Taxes          Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Vice President - Taxes
                                Corporation                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Teresa J. Rasmussen             American Centurion Life      20 Madison Ave. Extension    Counsel and Assistant
Vice President and General      Assurance Company            P.O. Box 5555                Secretary
Counsel                                                      Albany, NY  12205-0555

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel

                                American Express Financial   200 AXP Financial Center     Vice President and
                                Corporation                  Minneapolis, MN  55474       Assistant General Counsel

                                American Enterprise Life     829 AXP Financial Center     Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, General
                                Insurance Company            Minneapolis, MN  55474       Counsel and Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Counsel and Assistant
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       200 AXP Financial Center     Director
Director and Executive Vice                                  Minneapolis, MN  55474
President

                                American Enterprise Life     829 AXP Financial Center     Executive Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Senior Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Chief Financial Officer

                                American Express Financial   200 AXP Financial Center     Director, Senior Vice
                                Corporation                  Minneapolis, MN  55474       President and Chief
                                                                                          Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice President
                                Insurance Agency             Minneapolis, MN  55474

                                IDS Certificate Company                                   Director and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl                   American Express Financial   70100 AXP Financial Center   Senior Vice President -
Executive Vice President -      Advisors Inc.                Minneapolis, MN  55474       Client Service
Client Service

                                American Express Financial   200 AXP Financial Center     Senior Vice President -
                                Corporation                  Minneapolis, MN  55474       Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Centurion Life      20 Madison Ave. Extension    Vice President and
Vice President and Controller   Assurance Company            P.O. Box 5555                Controller
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Controller

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller

                                American Partners Life       1751 AXP Financial Center    Controller
                                Insurance Company            Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

David L. Yowan                  American Enterprise                                       Vice President and
Vice President, Treasurer and   Investment Services                                       Treasurer
Assistant Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55747       Treasurer

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Vice President, Treasurer
                                                             P.O. Box 5555                and Assistant Secretary
                                                             Albany, NY  12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY  12205            Treasurer


Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Partners Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 25th day of October, 2001.


AXP VARIABLE PORTFOLIO-PARTNERS SERIES, INC.




By /s/ Arne H. Carlson
       ---------------
       Arne H. Carlson, Chief Executive Officer**




By /s/ John M. Knight
       --------------
       John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 2001.

Signature                                           Capacity

/s/  H. Brewster Atwater, Jr.*
     -------------------------
     H. Brewster Atwater, Jr.                       Director

/s/  Arne H. Carlson*
     ----------------
     Arne H. Carlson                                Chairman of the Board

/s/  Lynne V. Cheney*
     ----------------
     Lynne V. Cheney                                Director

/s/  Livio D. DeSimone*
     ------------------
     Livio D. DeSimone                              Director

/s/  Ira D. Hall*
     ------------
     Ira D. Hall                                    Director

     __________________
     David R. Hubers                                Director

/s/  Heinz F. Hutter*
     ----------------
     Heinz F. Hutter                                Director

/s/  Anne P. Jones*
     -------------
     Anne P. Jones                                  Director

/s/  William R. Pearce*
     ------------------
     William R. Pearce                              Director

/s/  Alan K. Simpson*
     ----------------
     Alan K. Simpson                                Director

/s/  John R. Thomas*
     ---------------
     John R. Thomas                                 Director

/s/  C. Angus Wurtele*
     -----------------
     C. Angus Wurtele                               Director


* Signed pursuant to Directors' Power of Attorney, dated May 9, 2001, filed electronically as Exhibit (q)(1) to Registrant's Initial Registration Statement, by:






/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg


** Signed  pursuant  to  Officers'  Power of  Attorney  dated May 9, 2001, filed electronically as Exhibit (q)(2) to Registrant's Initial Registration Statement, by:






/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

Contents of this Post-Effective Amendment No. 1 to Registration Statement No. 333-61346

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

     The prospectus.

Part B (incorporated by reference).

     Statement of Additional Information.

Part C.

Other information.

The signatures.

Exhibits.